Employee benefit obligations - Present Value Defined Benefit Obligation (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Employee benefit obligations at January 1	SFr (5.9)	SFr (5.6)
Actuarial losses/(gains) from
changes in demographic assumptions	0.0	1.8	SFr 0.0
Employee benefit obligations at December 31	(6.3)	(5.9)	(5.6)
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Employee benefit obligations at January 1	(22.8)	(16.8)
Current service cost	3.4	2.6
Contributions by the employees	2.2	1.5
Interest expenses	0.1	0.0
Past service cost	(0.3)	0.0
Benefits paid	0.9	2.1
Actuarial losses/(gains) from
changes in demographic assumptions	0.0	(1.8)
changes in financial assumptions	(6.8)	(0.6)
changes in experience adjustments	1.3	2.3
Employee benefit obligations at December 31	SFr (23.7)	SFr (22.8)	SFr (16.8)